EARNINGS PER SHARE - the computation of basic and diluted loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNINGS PER SHARE
Net Income	$ (6,747,453)	$ 6,944,691	$ 11,174,576
Weighted average number of ordinary share outstanding (after stock split and share reorganization)
Weighted average number of ordinary share outstanding, Basic	28,020,290	20,400,000	20,254,247
Weighted average number of ordinary share outstanding, Diluted	28,020,290	20,400,000	20,254,247
Earnings per share
(Loss) Earnings per share, Basic	$ (0.24)	$ 0.34	$ 0.55
(Loss) Earnings per share, Diluted	$ (0.24)	$ 0.34	$ 0.55
Dilutive stocks	$ 0	$ 0	$ 0